Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Of Comprehensive Income [Line Items]
NET REVENUE (Note 23)	$ 12,000,000
GROSS PROFIT	12,000,000
OPERATING EXPENSES (Notes 14)
General and administrative expenses	(6,814,831)	$ (4,855,050)
Research and development expenses	(25,652,648)	(19,339,045)
Total operating expenses	(32,467,479)	(24,194,095)
LOSS FROM OPERATIONS	(20,467,479)	(24,194,095)
NON-OPERATING INCOME AND EXPENSES
Other income	134	156,749
Interest income	393,458	43,797
Impairment loss of associate accounted for using equity method		(50,109)
Other gains and losses	1,351,720	344,683
Finance costs	(2,202,341)	(1,960,321)
Total non-operating expenses	(457,029)	(1,465,201)
Share in losses of associated company, accounted for using equity method	(8,587)	(312,372)
LOSS BEFORE INCOME TAX (Note 14)	(20,933,095)	(25,971,668)
INCOME TAX EXPENSE (Note 15)	(64,751)
NET LOSS FOR THE PERIOD	(20,997,846)	(25,971,668)
Items that will not be reclassified subsequently to profit or loss:
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(20,997,846)	(25,971,668)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company	(20,997,846)	(25,971,668)
NET LOSS FOR THE PERIOD	(20,997,846)	(25,971,668)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company	(20,997,846)	(25,971,668)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (20,997,846)	$ (25,971,668)
LOSS PER ORDINARY SHARE (Note 16)
Basic	$ (0.05)	$ (0.07)
Diluted	(0.05)	(0.07)
American Depositary Share
LOSS PER ORDINARY SHARE (Note 16)
Basic	(1.34)	(1.86)
Diluted	$ (1.34)	$ (1.86)